Non-controlling interests	12 Months Ended
Dec. 31, 2018
Non-controlling interests
Non-controlling interests

8. Non-controlling interests

The following table summarizes the Company’s non-controlling interests:

	As of December 31,	As of December 31,
	2017	2018
	(In thousands)
Weibo	$666,141	$969,803
Others	86,746	75,278
Total	$752,887	$1,045,081

Non-controlling interests related to Weibo mainly represent Weibo’s cumulative results of operations and changes in equity (deficit) attributable to non-controlling shareholders, along with non-controlling shareholders’ original investments for the ordinary and preferred shares issued by Weibo. The increase in non-controlling interests related to Weibo both for 2017 and 2018 mainly resulted from a) the pick-up of Weibo’s results of operations and changes in equity attributable to non-controlling shareholders (Note 7 — Investment in Weibo),  and b) the declaration of in-kind dividend to SINA’s shareholders in 2017, which resulted in an increase of non-controlling interests based on the change in equity interest held by the Company in Weibo as of the declaration date (Note 15 —Shareholders’ Equity—In-kind Distribution).